Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 11.  Debt

The Company’s debt at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Borrowings under the Revolving Credit Facility	$75	$—
Term Loan Facility due September 30, 2022 (a)	306	$353
8.75% Senior Secured Notes due October 15, 2023	450	450
Capital lease obligations	3	6
Unamortized debt issuance costs	(12)	(15)
Total debt	822	794
Less: current portion	(123)	(52)
Long-term debt	$699	$742

(a)	The borrowings under the Term Loan Facility are subject to a variable interest rate. As of December 31, 2017 and 2016, the interest rate was 7.07% and 7.00%, respectively.

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Senior Secured Notes

On September 30, 2016, the Company issued $450 million of Senior Secured Notes (the “Senior Notes”).  Net proceeds from the offering of the Senior Notes (the “Notes Offering”) were distributed to RRD in the form of a dividend.  The Company did not retain any proceeds from the Notes Offering.  Select terms on the Senior Notes include:

Interest Rate	8.75%
Interest due	Semi-annually on April 15 and October 15 (from April 15, 2017)
Amortization	$450 million lump-sum at maturity
Maturity	October 15, 2023

The Senior Notes were issued pursuant to an indenture where certain wholly-owned domestic subsidiaries of the Company guarantee the Senior Notes (the “Guarantors”).  The Senior Notes are fully and unconditionally guaranteed, on a senior secured basis, jointly and severally, by the Guarantors, which are comprised of each of the Company’s existing and future direct and indirect wholly-owned U.S. subsidiaries that guarantee the Company’s obligations. The Senior Notes are not guaranteed by the Company’s foreign subsidiaries or unrestricted subsidiaries.  The Senior Notes and the related guarantees are secured on a first-priority lien basis by the collateral, subject to certain exceptions and permitted liens. The Indenture governing the Senior Notes contains certain covenants applicable to the Company and its restricted subsidiaries, including limitations on: (1) liens; (2) indebtedness; (3) mergers, consolidations and acquisitions; (4) sales, transfers and other dispositions of assets; (5) loans and other investments; (6) dividends and other distributions, stock repurchases and redemptions and other restricted payments; (7) restrictions affecting subsidiaries; (8) transactions with affiliates; and (9) designations of unrestricted subsidiaries. Each of these covenants is subject to important exceptions and qualifications.   The Indenture is filed as an exhibit to the annual report on Form 10-K, as filed with the SEC on February 22, 2018.

Credit Agreement

On September 30, 2016 the Company entered into a credit agreement (the “Credit Agreement”) that provides for (i) a new senior secured term loan B facility in an aggregate principal amount of $375 million (the “Term Loan Facility”) and (ii) a new senior secured revolving credit facility in an aggregate principal amount of $400 million (the “Revolving Credit Facility”).

The proceeds of any collection or other realization of collateral received in connection with the exercise of remedies and any distribution in respect of collateral in any bankruptcy proceeding will be applied first to repay amounts due under the Revolving Credit Facility before the lenders under the Term Loan Facility or the holders of the Senior Notes receive such proceeds.

The Company used the net proceeds from the Term Loan Facility to fund a cash dividend to RRD and to pay fees and expenses both related to the separation from RRD in October 2016.  The Company intends to use any additional borrowings under the Credit Facilities for general corporate purposes, including the financing of permitted investments.

The debt issuance costs and original issue discount are being amortized over the life of the facilities using the effective interest method.

The Credit Agreement is subject to a number of covenants, including, but not limited to, a minimum Interest Coverage Ratio and a Consolidated Leverage Ratio, as defined in and calculated pursuant to the Credit Agreement, that, in part, restrict the Company’s ability to incur additional indebtedness, create liens, engage in mergers and consolidations, make restricted payments and dispose of certain assets. The Credit Agreement generally allows annual dividend payments of up to $50 million in aggregate, though additional dividends may be allowed subject to certain conditions. Each of these covenants is subject to important exceptions and qualifications.  The Credit Agreement is filed as an exhibit to the annual report on Form 10-K, as filed with the SEC on February 22, 2018.

Term Loan Facility

On November 17, 2017, the Company amended the Credit Agreement to reduce the interest rate for the Term Loan Facility by 50 basis points and the LIBOR “floor” was also reduced by 25 basis points.  Other terms, including the outstanding principal, maturity date and debt covenants were not amended.  Select terms on the Term Loan Facility before and after the amendment include:

	Before Amendment	After Amendment
Interest rate (Company's option)	Base rate + 5.00%; or LIBOR + 6.00%	Base rate + 4.50%; or LIBOR + 5.50%
LIBOR floor	1.00%	0.75%
Amortization	$13 million, first eight quarters; $11 million quarterly thereafter (as of original effective date)	$13 million, first eight quarters; $11 million quarterly thereafter (as of original effective date)
Maturity	September 30, 2022	September 30, 2022

The Credit Agreement – and therefore the Term Loan Facility – comprises a syndication of various lenders.  Under the terms of the Term Loan Facility, each lender is deemed to have loaned a specific amount to the Company and has the right to repayment from the Company directly.  Therefore, we concluded that the Term Loan Facility is a loan syndication under GAAP.  As such, in order to determine whether the debt was modified or extinguished as a result of the amendment, we examined the amount of principal pre- and post-amendment by individual lender.  As a result, we determined that $65 million of outstanding principal had been extinguished, even though the total outstanding principal amongst all lenders pre- and post-amendment remained unchanged.

Consequently, the amendment resulted in a pre-tax loss on debt extinguishment of $3 million related to the unamortized discount and debt issuance costs attributable to the $65 million of outstanding principal that had been considered extinguished.  There was no net impact to cash and cash equivalents, total outstanding principal remained unchanged, and no cash was exchanged between the lenders and the Company (other than customary administrative fees).  However, the statement of cash flows for the year ended December 31, 2017 will reflect $65 million in proceeds from the issuance of long-term debt, with an offsetting amount included in payments of current maturities of long-term debt.

On February 2, 2017, the Company paid in advance the full amount of required amortization payments, $50 million, for the year ended December 31, 2017 for the Term Loan Facility.

Revolving Credit Facility

Select terms on the Revolving Credit Facility include:

Interest Rate (a)	Base rate + 1.75% to 2.25%; or LIBOR + 2.75% to 3.25%
Interest due	At least quarterly (from December 31, 2016)
Maturity	September 30, 2021

(a)	Interest rate is determined based upon the Consolidated Leverage Ratio of the Company and its restricted subsidiaries.

Additional Debt Issuances Information

The fair values of the Senior Notes and Term Loan Facility, that were determined using the market approach based upon interest rates available to the Company for borrowings with similar terms and maturities, were determined to be Level 2 under the fair value hierarchy. The fair value of the Company’s debt was greater than its book value by approximately $20 million and $22 million at December 31, 2017 and December 31, 2016, respectively.

There were $75 million of borrowings under the Revolving Credit Facility as of December 31, 2017 and no borrowings as of December 31, 2016.  The weighted-average interest rate on borrowings under the Company’s Revolving Credit Facility was 4.47% during the year ended December 31, 2017 and 3.5% during the three months ended December 31, 2016.

As of December 31, 2017, the Company had $53 million in outstanding letters of credit issued under the Revolving Credit Facility.  As of December 31, 2017, the Company also had $16 million in other uncommitted credit facilities, all of which were outside the U.S. (the “Other Facilities”).  As of December 31, 2017, letters of credit and guarantees of a de minimis amount were issued and reduced availability under the Other Facilities. As of December 31, 2017, there were $75 million of borrowings under the Revolving Credit Facility and the Other Facilities (the “Combined Facilities”).

At December 31, 2017, the future maturities of debt, including capitalized leases, were as follows:

Amount
2018	$124
2019	43
2020	43
2021	43
2022	137
2023 and thereafter	450
Total (a)	$840

(a)

Excludes unamortized debt issuance costs of $4 million and $8 million related to the Company’s Term Loan Facility and 8.75% Senior Notes due October 15, 2023, respectively, and a discount of $6 million related to the Company’s Term Loan Facility. These amounts do not represent contractual obligations with a fixed amount or maturity date.

The following table summarizes interest expense included in the consolidated and combined statements of operations:

	2017	2016	2015
Interest incurred	$73	$19	$—
Less: interest income	(1)	(1)	(3)
Interest expense (income), net	$72	$18	$(3)

Interest paid, net of interest received, was $69 million and $7 million for the years ended December 31, 2017 and 2016, respectively. Interest received, net of interest paid, was $1 million for the year ended December 31, 2015 as interest received was greater than interest payments for this year.